owners' equity	6 Months Ended
Jun. 30, 2026
owners' equity
owners' equity
28	owners’ equity
(a)	TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

	June 30,		December 31,
As at	2026		2025
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Only holders of Common Shares may vote at our general meetings, with each holder entitled to one vote per Common Share held, provided that no less than 66-2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at June 30, 2026, we had reserved for issuance from Treasury: approximately 95 million Common Shares under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 66 million Common Shares under restricted share unit plans (see Note 14(b)); and approximately 12 million Common Shares under share option plans (see Note 14(d)).

(b)Subsidiaries with significant non-controlling interests

TELUS International (Cda) Inc.

Our TELUS International (Cda) Inc. subsidiary was incorporated under the Business Corporations Act (British Columbia) and had geographically dispersed operations, with its principal places of business located in Asia, Central America, Europe and North America.

Summarized financial information

Summarized financial information for our TELUS International (Cda) Inc. subsidiary is set out in the accompanying table.

For the periods ended June 30, 2025 (millions)
Statement of income and other comprehensive income [1,2]
THREE-MONTH
Revenue and other income	$966
Net income (loss)	$(376)
Comprehensive income (loss)	$(504)
Net income (loss) allocated to non-controlling interest	$(252)
Other comprehensive income allocated to non-controlling interest	$(54)
Comprehensive income (loss) allocated to non-controlling interest	$(306)
SIX-MONTH
Revenue and other income	$1,928
Net income (loss)	$(411)
Comprehensive income (loss)	$(516)
Net income (loss) allocated to non-controlling interest	$(272)
Other comprehensive income allocated to non-controlling interest	$(45)
Comprehensive income (loss) allocated to non-controlling interest	$(317)
Statement of cash flows [1,2]
THREE-MONTH
Cash provided by operating activities	$43
Cash used by investing activities	$(43)
Cash provided by financing activities	$8
SIX-MONTH
Cash provided by operating activities	$102
Cash used by investing activities	$(82)
Cash used by financing activities	$(68)

1	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.
2	Amounts for periods in the year ended December 31, 2025, are prior to privatization on October 31, 2025.

Terrion

Our Terrion subsidiary was established under the Partnership Act (Ontario) on July 24, 2025, and its principal place of business is Canada. Terrion is a wireless tower infrastructure operator enabling wholesale access and co-location.

During the 160-day period (hereinafter referred to as “the year”) from the date of establishment of the partnership through December 31, 2025, Terrion capitalization activity included issuing equity in Terrion to a non-controlling interest. Subsequent to the capitalization activity, TELUS Corporation retained a 50.1% voting and economic interest in Terrion. TELUS has a call option, exercisable in whole but not in part, in respect of the non-controlling interest either in September 2027 (if there is a dispute among the partners) or after September 2057. The call option price is generally the greater of fair value and a multiple of invested capital.

Summarized financial information

Summarized financial information for Terrion is set out in the accompanying table.

As at, or for the periods [1] ended, (millions)	June 30, 2026	December 31, 2025
Statement of financial position [2]
Current assets	$55	$33
Non-current assets	$776	$658
Current liabilities	$47	$37
Non-current liabilities	$420	$314
Accumulated non-controlling interest in Terrion in Consolidated statement of changes in owners’ equity	$801	$799
Statement of income and other comprehensive income [2]
THREE-MONTH
Revenue and other income	$46
Net income [3]	$16
Comprehensive income [3]	$16
Net income and comprehensive income allocated to non-controlling interest	$8
SIX-MONTH
Revenue and other income	$92
Net income [3]	$32
Comprehensive income [3]	$32
Net income and comprehensive income allocated to non-controlling interest	$16
Statement of cash flows [1]
THREE-MONTH
Cash provided by operating activities	$36
Cash used by investing activities [4]	$(23)
Cash used by financing activities	$(12)
Partnership distributions to non-controlling interest (included as a use of cash in financing activities)	$9
SIX-MONTH
Cash provided by operating activities	$69
Cash used by investing activities [4]	$(33)
Cash used by financing activities	$(28)
Partnership distributions to non-controlling interest (included as a use of cash in financing activities)	$14

1	Amounts for periods in the year ended December 31, 2025, are for the 160-day period from the date of establishment, July 24, 2025, through December 31, 2025, inclusive.
2	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.
3	As Terrion is a partnership, no provision is made for income taxes in respect of the partners in determining Terrion’s net income and comprehensive income.
4	For the three-month period ended June 30, 2026, Includes additions (excluding additions from leases) to property, plant and equipment of $19 and change in associated non-cash investing working capital of $(4). For the six-month period ended June 30, 2026, Includes additions (excluding additions from leases) to property, plant and equipment of $28 and change in associated non-cash investing working capital of $(9).

(c)Purchase of Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure.

On December 15, 2025, we announced that we had received approval for a normal course issuer bid to purchase and cancel up to 28 million of our Common Shares (up to a maximum of $500 million) from December 17, 2025, to December 16, 2026, through the facilities of the Toronto Stock Exchange, the New York Stock Exchange and/or alternative trading platforms or otherwise as may be permitted by applicable securities laws and regulations, including privately negotiated block purchases. Additionally, we are able to enter into an automatic share purchase plan with a broker for the purpose of permitting us to purchase our Common Shares under the normal course issuer bid at times we would not otherwise be permitted to trade in our own Common Shares, including during regularly scheduled quarterly internal blackout periods. Such purchases will be determined by the broker in its sole discretion based on parameters we have established. We record a liability and charge share capital and retained earnings for purchases that may occur during such blackout periods based upon the parameters of the normal course issuer bid as at the statement of financial position date.

The excess of the purchase price over the average stated value of Common Shares purchased for cancellation is charged to retained earnings. We cease to consider the Common Shares to be outstanding on the date of our purchase of the Common Shares, although the actual cancellation of the Common Shares by the transfer agent and registrar occurs on a timely basis on a date shortly thereafter.